Subsequent Events	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
22.
SUBSEQUENT EVENTS

The Group has evaluated subsequent events and transactions that occurred after June 30, 2026 and up through November 6, 2026, which is the date when the unaudited condensed consolidated interim financial statements were available to be issued.

On August 7, 2026, the Company entered into definitive subscription agreements with certain accredited investors for a private placement transaction (the "Private Placement") for aggregate gross consideration of approximately $10.0 million, comprising (i) cash subscriptions for 533,334 Class A ordinary shares at a purchase price of $15.00 per share, generating gross proceeds of approximately $8.0 million, and (ii) the automatic conversion of the $2.0 million outstanding principal amount of the Convertible Note (see Note 15) into 166,667 Class A ordinary shares at a conversion price of $12.00 per share, representing 80% of the cash investors' purchase price. The Private Placement closed on August 14, 2026, resulting in the issuance of an aggregate of 700,001 Class A ordinary shares and the extinguishment of the Convertible Note.

On September 14, 2026, the Board of Directors and Compensation Committee approved executive and director compensation for September 15, 2026 through September 14, 2027. It provides (i) annual base salaries of $200,000 for each of the Chief Executive Officer, Chief Operating Officer and Chief Financial Officer, plus performance bonuses of up to $400,000 each, earned only if capital-raising, market capitalization and operational milestones are met by dates through September 30, 2027; and (ii) 52,000 stock options (12,000 for the six members of the Board and 40,000 for 17 employees, including 6,000 for each of the three executives), vesting 50% after six months and 50% after twelve months. The Group will recognize the related expense over the service and vesting periods from the third quarter of 2026 and has not yet estimated the amount.

Other than the events disclosed above and elsewhere in these unaudited condensed consolidated interim financial statements, there is no other subsequent event occurred that would require recognition or disclosure in the Group’s unaudited condensed consolidated interim financial statements.